Deferred Underwriters' Marketing Fees	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Deferred Underwriters Marketing Fees [Abstract]
Deferred Underwriters' Marketing Fees

Note 8 — Deferred Underwriters’ Marketing Fees

The Company is obligated to pay the underwriters a deferred Business Combination Fee equal to 3.5% of the gross proceeds of the Initial Public Offering and the sale of over-allotment Option Units. Upon completion of the Business Combination, $1,571,145 will be paid to the underwriters from the funds held in the Trust Account.

Note 8 — Deferred Underwriters’ Marketing Fees

The Company is obligated to pay the underwriters a deferred Business Combination Fee equal to 3.5% of the gross proceeds of the Initial Public Offering and the sale of over-allotment Option Units. Upon completion of the Business Combination, $1,571,145 will be paid to the underwriters from the funds held in the Trust Account.